Cover	Aug. 07, 2026
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this "Form 8-K/A") amends the Current Report on Form 8-K filed by Katapult Holdings, Inc. (the "Company") with the U.S. Securities and Exchange Commission on August 11, 2026 (the "Original Form 8-K"), which reported, among other things, the completion of the business combination among the Company, CCF Holdings LLC and Aaron's Intermediate Holdco, Inc. pursuant to the Agreement and Plan of Merger, dated December 11, 2025, as amended.
Document Period End Date	Aug. 07, 2026
Entity File Number	001-39116
Entity Registrant Name	KATAPULT HOLDINGS, INC.
Entity Central Index Key	0001785424
Entity Tax Identification Number	84-2704291
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	400 Galleria Parkway SE
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	678
Local Phone Number	402-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	KPLT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	5360 Legacy Drive
Entity Address, Address Line Two	Building 2
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024